NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2022 £m	2021 £m	2020 £m
Fee and commission income:
Current accounts	642	634	610
Credit and debit card fees	1,190	878	748
Commercial banking fees	196	284	169
Factoring	79	76	76
Other fees and commissions	245	323	321
Total fee and commission income	2,352	2,195	1,924
Fee and commission expense	(1,101)	(942)	(909)
Net fee and commission income	1,251	1,253	1,015